COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Service fee income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Commissions from deposits accounts	$ 37,391,888	$ 38,148,025	$ 39,408,942
Commissions from credit and debit cards	20,594,231	29,729,082	30,250,743
Commissions from loans operations	368,893	950,232	960,528
Others Commissions	34,770,240	25,650,838	30,471,421
Total	$ 93,125,252	$ 94,478,177	$ 101,091,634